UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Patrick F. Quan

International Growth and Income Fund

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

International Growth
and Income Fund

SM

Semi-annual report for the six months ended December 31, 2012

International Growth and Income Fund seeks to provide long-term growth of capital with current income by investing primarily in the stocks of larger, well-established companies outside the U.S.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2012:

Class A shares	1 year	5 years	Lifetime (since 10/1/08)

Reflecting 5.75% maximum sales charge	12.02%	—	8.20%

The total annual fund operating expense ratio was 0.93% for Class A shares as of the prospectus dated September 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2013, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.34%.

Results for other share classes can be found on page 6.

Investing outside the United States may be subject to risks such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stock markets overcame uncertainty and generally uneasy investor sentiment to produce strong gains in the first half of the fiscal year. Aggressive steps by European leaders to stem the region’s fiscal crisis, liquidity-boosting measures by central banks around the world, and signs of resurgent economic growth in China all supported the broad rally.

International Growth and Income Fund advanced 15.2% for the six months ended December 31, 2012. This result includes quarterly dividends totaling about 32 cents a share paid during the period.

The fund’s total return outpaced the 13.7% gain of its primary benchmark, the MSCI ACWI (All Country World Index) ex USA. The index, which measures a broad range of developed- and developing-country stock markets, is unmanaged and its returns do not include expenses. The fund’s result also exceeded the 14.2% gain of its peer group, as measured by the Lipper International Funds Index.

As you can see in the chart below, the fund has generally outpaced both benchmarks over longer time frames.

The market environment

Equity returns were generally positive throughout the first six months of the fiscal year. In Europe, the central bank indicated that it would take any measures necessary to preserve

Results at a glance

For periods ended December 31, 2012, with all distributions reinvested

	Total returns		Average annual total returns

	6 months	1 year	3 years	Lifetime (since 10/1/08)

International Growth and Income Fund (Class A shares)	15.20%	18.87%	6.10%	9.72%

MSCI ACWI (All Country World Index) ex USA*	13.68	16.83	3.87	4.84

Lipper International Funds Index	14.19	19.70	4.36	4.68

*The market index is unmanaged and, therefore, has no expenses. Results reflect dividends net of withholding taxes.

International Growth and Income Fund	1

the euro, the currency shared by 17 European countries, and approved plans for an unlimited bond buying program to help lower borrowing costs for troubled nations. Later in the period, European leaders agreed to pursue additional fiscal reforms. Although the European Union (EU) fell into recession during the six months, stocks registered solid gains. The unmanaged MSCI EU Index rose 16.4%* and stock market returns for every individual EU country were positive.

Elsewhere, central banks in the United States, China, Japan and other countries also took steps to boost liquidity. Japan’s central bank expanded the size of its asset purchase program and extended it through the end of 2013. The Japanese market rallied in the latter months of the period as new elections were called and signs of a weakening yen boosted prospects for Japanese exporters.

China’s stock market surged 18.1% on signs that the economy had started to regain momentum. Manufacturing, retail sales and industrial production all showed improvement in the closing months of 2012. In addition, a number of Chinese banks reported strong profits during the period.

Each of the 10 sectors that comprise the MSCI ACWI (All Country World Index) ex USA registered positive results during the first half of the fiscal year. More economically sensitive areas of the market, such as financials, materials and industrials companies, posted some of the strongest gains. The telecommunication services and utilities sectors trailed the broader

*Country returns are based on MSCI indexes, expressed in U.S. dollars, net of withholding taxes, and assume the reinvestment of dividends.

Largest equity holdings

(as of December 31, 2012)

Company	Country	Percent of net assets

Royal Dutch Shell	United Kingdom	2.8%

TOTAL	France	2.5

Taiwan Semiconductor Manufacturing	Taiwan	2.5

National Grid	United Kingdom	2.3

AXA	France	2.1

Novartis	Switzerland	2.1

Power Assets Holdings	Hong Kong	1.9

Prudential	United Kingdom	1.8

GDF SUEZ	France	1.7

British American Tobacco	United Kingdom	1.6

2	International Growth and Income Fund

Where the fund’s assets were invested

Percent of net assets by country as of December 31, 2012

		International Growth and Income Fund	MSCI ACWI ex USA*

■	Europe	51.4%	46.9%
	Euro zone†	28.4	19.6
	United Kingdom	15.1	15.4
	Switzerland	6.5	5.9
	Sweden	1.0	2.1
	Denmark	.4	.8
	Other Europe	—	3.1

■	Asia/Pacific	29.3	37.8
	Japan	6.0	13.6
	Hong Kong	5.8	2.1
	Australia	4.9	6.1
	Taiwan	4.4	2.6
	China	2.3	4.4
	New Zealand	1.2	.1
	Thailand	1.1	.6
	South Korea	.7	3.7
	Other Asia/Pacific	2.9	4.6

■	The Americas	7.6	12.9
	Canada	4.6	7.8
	Mexico	1.4	1.3
	United States	1.2	—
	Brazil	.3	3.0
	Other Americas	.1	.8

■	Other	4.1	2.4
	South Africa	4.1	1.9
	Other countries	—	.5

■	Bonds & notes, short-term securities & other assets less liabilities	7.6	—

	Total	100.0%	100.0%

*The MSCI ACWI (All Country World Index) ex USA is weighted by market capitalization.

†Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

International Growth and Income Fund	3

market. In particular, European utilities and telecoms were hurt by the weak regional economy and an unfavorable regulatory environment.

Our broad-based approach

Rather than focusing on particular countries or market sectors, the investment professionals who manage International Growth and Income Fund rely on a research-driven, company-by-company approach to portfolio construction. The fund’s strong results were the result of favorable stock selection across a variety of sectors and industries.

Among the strongest contributors were Greek-domiciled Hellenic Telecommunications Organization (166.4%), cable television operator Virgin Media (50.7%), construction products maker Fletcher Building (47.9%) and Taiwan Semiconductor (22.3%), the fund’s third-largest holding. Other top-20 holdings that registered strong gains were European insurers AXA (35.1%) and Prudential (20.4%), Schneider Electric (33.9%) and engineering and manufacturing company Siemens (29.3%).

In pursuit of the fund’s dual objective of capital appreciation and current income, its portfolio counselors often focus on well-established companies with global operations. While they place a strong emphasis on companies that reward investors through dividends, they have the flexibility to invest in lower yielding companies that they believe are well managed and have strong prospects for growth over the long term. A number of the fund’s lower yielding holdings supported its strong return. These included Australian biotech company CSL (39.3%), Swiss-based product inspector SGS (18.6%) and South African social media provider Naspers (20.2%).

Investments that lost ground included European telecommunication services providers KPN (–48.4%) and France Télécom (–14.9%), GDF SUEZ (–13.6%), a global electric utility company based in France, and British American Tobacco (–0.5%), the fund’s 10th-largest holding.

Looking forward

We are encouraged by a number of developments in recent months. European leaders made some progress toward solving the region’s fiscal woes, and China’s leaders have demonstrated a commitment to renewed growth. China’s expansion may not return to historical rates, but its leaders are seeking to promote growth that is more consumer-driven and more balanced. We believe China can continue to be a key driver of overall global economic activity and provide opportunity for multinational companies based all around the world.

4	International Growth and Income Fund

That said, we recognize that significant challenges remain, and heightened volatility in the coming months is possible. However, our long-term outlook is positive. Despite the strong stock market gains in recent months, we believe valuations in a number of areas remain compelling. Through deep fundamental research, we are continuing to find what we believe are exciting investment opportunities that can reward patient investors over the long term.

We appreciate the confidence you have placed in us and look forward to reporting back to you at the end of the fiscal year.

Cordially,

Steven T. Watson
Vice Chairman of the Board

Carl M. Kawaja
President

February 13, 2013

For current information about the fund, visit americanfunds.com.

International Growth and Income Fund	5

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012:

	1 year	5 years	Life of class

Class B shares[1] — first sold 10/1/08
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	12.96%	—	8.53%
Not reflecting CDSC	17.96	—	8.89
Class C shares — first sold 10/1/08
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	16.92	—	8.85
Not reflecting CDSC	17.92	—	8.85
Class F-1 shares[2] — first sold 10/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	18.84	—	9.70
Class F-2 shares[2] — first sold 10/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	19.17	—	9.97
Class 529-A shares[3] — first sold 10/1/08
Reflecting 5.75% maximum sales charge	12.00	—	8.12
Not reflecting maximum sales charge	18.81	—	9.65
Class 529-B shares[1,3] — first sold 10/1/08
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	12.82	—	8.40
Not reflecting CDSC	17.82	—	8.76
Class 529-C shares[3] — first sold 10/1/08
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	16.81	—	8.77
Not reflecting CDSC	17.81	—	8.77
Class 529-E shares[2,3] — first sold 10/1/08	18.47	—	9.34
Class 529-F-1 shares[2,3] — first sold 10/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	19.06	—	9.88

1 These shares are not available for purchase.
2 These shares are sold without any initial or contingent deferred sales charge.
3 Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

6	International Growth and Income Fund

Summary investment portfolio December 31, 2012	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	(percent of net assets)

Country diversification	(percent of net assets	)

Euro zone*	28.4%

United Kingdom	15.1

Switzerland	6.5

Japan	6.0

Hong Kong	5.8

Australia	4.9

Canada	4.6

Taiwan	4.4

South Africa	4.1

China	2.3

Other countries	10.3

Bonds & notes, short-term securities & other assets less liabilities	7.6

*Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

International Growth and Income Fund	7

Common stocks —92.14%	Shares	Value (000)	Percent of net assets
Financials — 20.11%
AXA SA1	6,451,800	$116,700	2.11%

Prudential PLC[1]	7,208,148	100,577	1.81

HSBC Holdings PLC (United Kingdom)[1]	3,608,896	38,171	1.09
HSBC Holdings PLC (Hong Kong)[1]	2,098,196	22,274

BNP Paribas SA1	1,037,530	58,483	1.06

Toronto-Dominion Bank	675,600	56,883	1.03

Agricultural Bank of China, Class H1	109,367,000	54,997.99

Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	3,360,000	54,365.98

Link Real Estate Investment Trust[1]	8,740,000	43,712.79

Sumitomo Mitsui Financial Group, Inc.[1]	1,165,000	42,323.76

Sampo Oyj, Class A1	1,235,000	39,935.72

SEGRO PLC[1]	9,585,000	39,302.71

Mizuho Financial Group, Inc.[1]	21,220,000	38,825.70

Other securities		407,738	7.36

		1,114,285	20.11

Consumer discretionary — 11.32%
Virgin Media Inc.	1,815,000	66,701	1.20

Bayerische Motoren Werke AG1	583,000	56,226	1.01

Toyota Motor Corp.[1]	1,090,000	50,877.92

Wolters Kluwer NV1	2,455,135	50,767.92

ProSiebenSAT.1 Media AG, nonvoting preferred[1]	1,675,000	47,133.85

SJM Holdings Ltd.[1]	19,700,000	46,359.84

Other securities		309,267	5.58

		627,330	11.32

Industrials — 10.87%
Schneider Electric SA1	1,103,032	82,268	1.49

Siemens AG1	698,500	75,920	1.37

SGS SA1	23,000	51,093.92

Wolseley PLC[1]	1,073,409	51,020.92

Andritz AG1	726,000	46,644.84

Marubeni Corp.[1]	6,210,000	44,501.80

Qantas Airways Ltd.[1,2]	27,030,000	42,500.77

Other securities		208,403	3.76

		602,349	10.87

Energy — 8.63%
Royal Dutch Shell PLC, Class B1	4,378,000	154,948	2.80

TOTAL SA1	2,632,600	136,257	2.46

Enbridge Inc.	1,456,670	63,000	1.14

Crescent Point Energy Corp.	1,291,300	48,837.88

Other securities		75,126	1.35

		478,168	8.63

8	International Growth and Income Fund

Common stocks	Shares	Value (000)	Percent of net assets
Consumer staples — 8.36%
British American Tobacco PLC[1]	1,727,000	$87,507	1.58%

Unilever NV, depository receipts[1]	2,048,500	77,298	1.39

Shoprite Holdings Ltd.[1]	2,614,000	63,532	1.15

Nestlé SA1	775,000	50,510.91

Other securities		184,585	3.33

		463,432	8.36

Utilities — 7.70%
National Grid PLC[1]	10,988,270	125,865	2.27

Power Assets Holdings Ltd.[1]	12,028,000	103,081	1.86

GDF SUEZ[1]	4,559,249	93,938	1.70

Snam SpA[1]	13,375,000	62,195	1.12

Other securities		41,505.75

		426,584	7.70

Health care — 6.92%
Novartis AG1	1,808,200	114,480	2.07

Sanofi[1]	650,683	61,708	1.11

Other securities		207,509	3.74

		383,697	6.92

Materials — 6.40%
Fletcher Building Ltd.[1]	9,597,000	67,154	1.21

L’Air Liquide SA, bonus shares[1]	495,511	62,096	1.12

Amcor Ltd.[1]	5,125,000	43,336.79

Other securities		181,809	3.28

		354,395	6.40

Information technology — 5.99%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	40,641,506	136,024	2.45

Quanta Computer Inc.[1]	24,263,835	57,361	1.04

Nintendo Co., Ltd.[1]	373,400	39,842.72

Other securities		98,902	1.78

		332,129	5.99

Telecommunication services — 5.32%
MTN Group Ltd.[1]	2,533,000	53,240.96

Taiwan Mobile Co., Ltd.[1]	13,277,000	49,056.89

Hellenic Telecommunications Organization SA1,2	2,970,200	20,175.36

Other securities		172,433	3.11

		294,904	5.32

International Growth and Income Fund	9

Common stocks	Value (000)	Percent of net assets
Miscellaneous — 0.52%
Other common stocks in initial period of acquisition	$28,879.52%

Total common stocks (cost: $4,195,178,000)	5,106,152	92.14

Preferred stocks — 0.24%	Shares
Financials — 0.24%
HSBC Holdings PLC, Series 2, 8.00%	472,795	13,074.24

Total preferred stocks (cost: $12,000,000)		13,074.24

Convertible securities — 0.54%	Principal amount (000)
Consumer staples — 0.54%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR196,952	30,216.54

Total convertible securities (cost: $26,974,000)		30,216.54

Bonds & notes — 2.00%
Telecommunication services — 1.02%
Hellenic Telecommunications Organization SA 4.625% 2016	€46,200	54,176.98

Other securities		2,175.04

		56,351	1.02

Financials — 0.66%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,4]	$5,410	6,911.13

Other securities		29,537.53

		36,448.66

Consumer staples — 0.28%
British American Tobacco International Finance PLC 8.125%–9.50% 2013–2018[3]	14,159	15,684.28

Consumer discretionary — 0.04%
Other securities		2,089.04

Total bonds & notes (cost: $89,514,000)		110,572	2.00

10	International Growth and Income Fund

Short-term securities — 4.89%	Principal amount (000)	Value (000)	Percent of net assets
International Bank for Reconstruction and Development 0.08%–0.15% due1/9–2/5/2013	$44,200	$44,196.80%

Federal Home Loan Bank 0.125%–0.155% due 3/1–6/7/2013	42,600	42,589.77

Toronto-Dominion Holdings USA Inc. 0.20% due 2/19/2013[3]	30,000	29,991.54

Toyota Credit Canada Inc. 0.14% due 2/4–2/6/2013	27,900	27,896.50

Sumitomo Mitsui Banking Corp. 0.19% due 2/26/2013[3]	20,500	20,494.37

Other securities		105,876	1.91

Total short-term securities (cost: $271,026,000)		271,042	4.89

Total investment securities (cost: $4,594,692,000)		5,531,056	99.81

Other assets less liabilities		10,736.19

Net assets		$5,541,792	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $4,668,690,000, which represented 84.25% of the net assets of the fund. This amount includes $4,606,594,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]

Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $129,197,000, which represented 2.33% of the net assets of the fund.

[4]	Coupon rate may change periodically.

Key to abbreviations and symbol
ADR = American Depositary Receipts
€ = Euros
ZAR = South African rand

See Notes to Financial Statements

International Growth and Income Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,594,692)		$5,531,056
Cash denominated in currencies other than U.S. dollars (cost: $2,338)		2,338
Cash		80
Receivables for:
Sales of investments	$3
Sales of fund’s shares	16,303
Dividends and interest	10,151	26,457

		5,559,931
Liabilities:
Payables for:
Repurchases of fund’s shares	12,416
Investment advisory services	2,387
Services provided by related parties	1,622
Trustees’ deferred compensation	1,015
Non-U.S. taxes	590
Other	109	18,139

Net assets at December 31, 2012		$5,541,792

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,624,830
Distributions in excess of net investment income		(11,545)
Accumulated net realized loss		(7,421)
Net unrealized appreciation		935,928

Net assets at December 31, 2012		$5,541,792

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (174,829 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share

Class A	$3,486,011	109,964	$31.70
Class B	19,045	601	31.67
Class C	211,491	6,685	31.64
Class F-1	505,525	15,947	31.70
Class F-2	607,089	19,145	31.71
Class 529-A	84,215	2,659	31.67
Class 529-B	938	29	31.64
Class 529-C	20,339	645	31.55
Class 529-E	2,799	88	31.67
Class 529-F-1	5,292	167	31.71
Class R-1	4,171	132	31.66
Class R-2	35,554	1,126	31.58
Class R-3	26,849	848	31.67
Class R-4	20,385	643	31.69
Class R-5	37,637	1,183	31.82
Class R-6	474,452	14,967	31.70

See Notes to Financial Statements

12	International Growth and Income Fund

Statement of operations	unaudited
for the six months ended December 31, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,103)	$67,432
Interest	4,336	$71,768

Fees and expenses*:
Investment advisory services	13,521
Distribution services	5,906
Transfer agent services	3,046
Administrative services	638
Reports to shareholders	222
Registration statement and prospectus	239
Trustees’ compensation	342
Auditing and legal	14
Custodian	445
Other	66	24,439

Net investment income		47,329

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain on:
Investments	37,914
Currency transactions	213	38,127

Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $590)	651,476
Currency translations	41	651,517

Net realized gain and unrealized appreciation on investments and currency		689,644

Net increase in net assets resulting from operations		$736,973

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

International Growth and Income Fund	13

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2012*	Year ended June 30, 2012

Operations:
Net investment income	$47,329	$136,564
Net realized gain (loss) on investments and currency transactions	38,127	(46,366)
Net unrealized appreciation (depreciation) on investments and currency translations	651,517	(613,572)

Net increase (decrease) in net assets resulting from operations	736,973	(523,374)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(56,558)	(143,441)
Distributions from net realized gain on investments	—	(82,547)

Total dividends and distributions paid to shareholders	(56,558)	(225,988)

Net capital share transactions	(29,502)	512,428

Total increase (decrease) in net assets	650,913	(236,934)

Net assets:
Beginning of period	4,890,879	5,127,813

End of period (including distributions in excess of net investment income: $(11,545) and $(2,316), respectively)	$5,541,792	$4,890,879

*Unaudited.

See Notes to Financial Statements

14	International Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital with current income by investing primarily in stocks of larger, well-established companies domiciled outside the U.S.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None

Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years

Class 529-C	None	1% for redemptions within one year of purchase	None

Class 529-E	None	None	None

Classes F-1, F-2 and 529-F-1	None	None	None

Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

International Growth and Income Fund	15

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

16	International Growth and Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

International Growth and Income Fund	17

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related

18	International Growth and Income Fund

securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination

International Growth and Income Fund	19

of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2*	Level 3	Total

Assets:
Common stocks:
Financials	$179,180	$935,105	$—	$1,114,285
Consumer discretionary	66,701	560,629	—	627,330
Industrials	12,341	590,008	—	602,349
Energy	156,537	321,631	—	478,168
Consumer staples	16,594	446,838	—	463,432
Utilities	—	426,584	—	426,584
Health care	—	383,697	—	383,697
Materials	—	354,395	—	354,395
Information technology	—	332,129	—	332,129
Telecommunication services	6,109	288,795	—	294,904
Miscellaneous	—	28,879	—	28,879
Preferred stocks	—	13,074	—	13,074
Convertible securities	—	30,216	—	30,216
Bonds & notes	—	110,572	—	110,572
Short-term securities	—	271,042	—	271,042

Total	$437,462	$5,093,594	$—	$5,531,056

*Securities with a market value of $4,606,594,000, which represented 83.12% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency

20	International Growth and Income Fund

exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with emerging or developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/ or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

International Growth and Income Fund	21

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2008, the year the fund commenced operations, and by tax authorities outside the U.S. for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2012, the fund had a capital loss carryforward of $44,731,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

22	International Growth and Income Fund

As of December 31, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,100,734
Gross unrealized depreciation on investment securities	(177,157)
Net unrealized appreciation on investment securities	923,577

Cost of investment securities	4,607,479

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended December 31, 2012			Year ended June 30, 2012

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$35,796	$—	$35,796	$95,414	$56,512	$151,926
Class B	131	—	131	486	425	911
Class C	1,356	—	1,356	4,380	3,538	7,918
Class F-1	5,032	—	5,032	12,543	7,180	19,723
Class F-2	6,680	—	6,680	13,265	5,505	18,770
Class 529-A	813	—	813	1,992	1,179	3,171
Class 529-B	6	—	6	23	21	44
Class 529-C	122	—	122	359	289	648
Class 529-E	23	—	23	60	38	98
Class 529-F-1	48	—	48	105	54	159
Class R-1	43	—	43	102	73	175
Class R-2	228	—	228	605	452	1,057
Class R-3	231	—	231	585	380	965
Class R-4	199	—	199	393	209	602
Class R-5	429	—	429	1,036	534	1,570
Class R-6	5,421	—	5,421	12,093	6,158	18,251

Total	$56,558	$—	$56,558	$143,441	$82,547	$225,988

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® ( “ AFS”), the fund’s transfer agent.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.460% on such assets in excess of $6.5 billion. For the six months ended December 31, 2012, the investment advisory services fee was $13,521,000, which was equivalent to an annualized rate of 0.517% of average daily net assets.

International Growth and Income Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of December 31, 2012, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

24	International Growth and Income Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended December 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services

Class A	$3,831	$2,136	$166	Not applicable
Class B	98	13	Not applicable	Not applicable
Class C	1,012	138	51	Not applicable
Class F-1	587	251	117	Not applicable
Class F-2	Not applicable	339	141	Not applicable
Class 529-A	72	40	19	$38
Class 529-B	5	1	1	1
Class 529-C	94	11	5	9
Class 529-E	6	1	1	1
Class 529-F-1	—	2	1	2
Class R-1	10	2	1	Not applicable
Class R-2	114	70	8	Not applicable
Class R-3	57	25	6	Not applicable
Class R-4	20	8	4	Not applicable
Class R-5	Not applicable	8	9	Not applicable
Class R-6	Not applicable	1	108	Not applicable

Total class-specific expenses	$5,906	$3,046	$638	$51

International Growth and Income Fund	25

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $342,000, shown on the accompanying financial statements, includes $202,000 in current fees (either paid in cash or deferred) and a net increase of $140,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2012
Class A	$194,218	6,491	$34,830	1,142		$(310,366)	(10,428)	$(81,318)	(2,795)
Class B	619	21	130	4		(4,244)	(144)	(3,495)	(119)
Class C	14,601	489	1,330	44		(25,562)	(866)	(9,631)	(333)
Class F-1	57,279	1,923	4,941	162		(55,416)	(1,869)	6,804	216
Class F-2	64,508	2,160	6,371	209		(49,460)	(1,643)	21,419	726
Class 529-A	9,475	315	812	27		(6,696)	(224)	3,591	118
Class 529-B	56	2	6	—	†	(290)	(10)	(228)	(8)
Class 529-C	2,323	78	122	4		(2,106)	(71)	339	11
Class 529-E	313	10	23	1		(149)	(5)	187	6
Class 529-F-1	1,320	42	47	2		(398)	(13)	969	31
Class R-1	234	8	31	1		(791)	(26)	(526)	(17)
Class R-2	5,913	200	219	7		(4,015)	(135)	2,117	72
Class R-3	4,280	145	220	7		(3,350)	(113)	1,150	39
Class R-4	5,705	192	185	6		(2,729)	(92)	3,161	106
Class R-5	5,553	192	429	14		(5,801)	(196)	181	10
Class R-6	40,259	1,348	5,421	178		(19,902)	(660)	25,778	866

Total net increase (decrease)	$406,656	13,616	$55,117	1,808		$(491,275)	(16,495)	$(29,502)	(1,071)

26	International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended June 30, 2012
Class A	$588,644	20,553	$147,415	5,362	$(693,180)	(24,314)	$42,879	1,601
Class B	4,109	143	902	33	(11,305)	(397)	(6,294)	(221)
Class C	45,871	1,608	7,755	283	(56,072)	(1,974)	(2,446)	(83)
Class F-1	206,182	7,249	19,474	709	(146,810)	(5,170)	78,846	2,788
Class F-2	321,492	11,178	17,750	646	(84,305)	(2,978)	254,937	8,846
Class 529-A	20,617	723	3,170	115	(10,653)	(373)	13,134	465
Class 529-B	207	7	44	1	(766)	(27)	(515)	(19)
Class 529-C	6,196	217	647	24	(3,197)	(112)	3,646	129
Class 529-E	946	33	97	3	(708)	(25)	335	11
Class 529-F-1	1,991	70	159	5	(511)	(18)	1,639	57
Class R-1	890	31	126	5	(1,006)	(35)	10	1
Class R-2	14,319	501	1,010	37	(7,029)	(247)	8,300	291
Class R-3	9,324	323	916	33	(7,873)	(273)	2,367	83
Class R-4	7,621	267	546	20	(3,027)	(107)	5,140	180
Class R-5	13,591	454	1,560	56	(6,081)	(210)	9,070	300
Class R-6	93,065	3,295	18,251	664	(9,936)	(360)	101,380	3,599

Total net increase (decrease)	$1,335,065	46,652	$219,822	7,996	$(1,042,459)	(36,620)	$512,428	18,028

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $876,661,000 and $855,230,000, respectively, during the six months ended December 31, 2012.

International Growth and Income Fund	27

Financial highlights

			Income (loss) from investment operations[1]			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Class A:	Six months ended 12/31/2012[4,5]	$27.81	$.27	$3.94	$4.21	$(.32)	$—	$(.32)
	Year ended 6/30/2012	32.48	.82	(4.12)	(3.30)	(.86)	(.51)	(1.37)
	Year ended 6/30/2011	25.86	1.06	6.80	7.86	(1.06)	(.18)	(1.24)
	Year ended 6/30/2010	24.78	.80	1.39	2.19	(.74)	(.37)	(1.11)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.62	(.39)	.23	(.45)	—	(.45)

Class B:	Six months ended 12/31/2012[4,5]	27.78	.16	3.94	4.10	(.21)	—	(.21)
	Year ended 6/30/2012	32.44	.57	(4.09)	(3.52)	(.63)	(.51)	(1.14)
	Year ended 6/30/2011	25.82	.79	6.82	7.61	(.81)	(.18)	(.99)
	Year ended 6/30/2010	24.75	.56	1.40	1.96	(.52)	(.37)	(.89)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.53	(.42)	.11	(.36)	—	(.36)

Class C:	Six months ended 12/31/2012[4,5]	27.76	.15	3.93	4.08	(.20)	—	(.20)
	Year ended 6/30/2012	32.42	.58	(4.10)	(3.52)	(.63)	(.51)	(1.14)
	Year ended 6/30/2011	25.81	.80	6.79	7.59	(.80)	(.18)	(.98)
	Year ended 6/30/2010	24.75	.57	1.38	1.95	(.52)	(.37)	(.89)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.51	(.41)	.10	(.35)	—	(.35)

Class F-1:	Six months ended 12/31/2012[4,5]	27.81	.26	3.95	4.21	(.32)	—	(.32)
	Year ended 6/30/2012	32.49	.84	(4.16)	(3.32)	(.85)	(.51)	(1.36)
	Year ended 6/30/2011	25.86	1.06	6.79	7.85	(1.04)	(.18)	(1.22)
	Year ended 6/30/2010	24.78	.79	1.39	2.18	(.73)	(.37)	(1.10)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.63	(.39)	.24	(.46)	—	(.46)

Class F-2:	Six months ended 12/31/2012[4,5]	27.81	.30	3.95	4.25	(.35)	—	(.35)
	Year ended 6/30/2012	32.50	.97	(4.23)	(3.26)	(.92)	(.51)	(1.43)
	Year ended 6/30/2011	25.87	1.13	6.79	7.92	(1.11)	(.18)	(1.29)
	Year ended 6/30/2010	24.79	.86	1.39	2.25	(.80)	(.37)	(1.17)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.60	(.31)	.29	(.50)	—	(.50)

Class 529-A:	Six months ended 12/31/2012[4,5]	27.78	.26	3.94	4.20	(.31)	—	(.31)
	Year ended 6/30/2012	32.46	.81	(4.14)	(3.33)	(.84)	(.51)	(1.35)
	Year ended 6/30/2011	25.85	1.09	6.75	7.84	(1.05)	(.18)	(1.23)
	Year ended 6/30/2010	24.77	.82	1.35	2.17	(.72)	(.37)	(1.09)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.70	(.49)	.21	(.44)	—	(.44)

Class 529-B:	Six months ended 12/31/2012[4,5]	27.75	.14	3.93	4.07	(.18)	—	(.18)
	Year ended 6/30/2012	32.39	.52	(4.07)	(3.55)	(.58)	(.51)	(1.09)
	Year ended 6/30/2011	25.80	.78	6.78	7.56	(.79)	(.18)	(.97)
	Year ended 6/30/2010	24.74	.55	1.38	1.93	(.50)	(.37)	(.87)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.50	(.41)	.09	(.35)	—	(.35)

Class 529-C:	Six months ended 12/31/2012[4,5]	27.68	.14	3.92	4.06	(.19)	—	(.19)
	Year ended 6/30/2012	32.35	.58	(4.13)	(3.55)	(.61)	(.51)	(1.12)
	Year ended 6/30/2011	25.77	.83	6.73	7.56	(.80)	(.18)	(.98)
	Year ended 6/30/2010	24.72	.59	1.35	1.94	(.52)	(.37)	(.89)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.65	(.57)	.08	(.36)	—	(.36)

Class 529-E:	Six months ended 12/31/2012[4,5]	27.79	.22	3.93	4.15	(.27)	—	(.27)
	Year ended 6/30/2012	32.46	.73	(4.13)	(3.40)	(.76)	(.51)	(1.27)
	Year ended 6/30/2011	25.85	.97	6.76	7.73	(.94)	(.18)	(1.12)
	Year ended 6/30/2010	24.78	.75	1.33	2.08	(.64)	(.37)	(1.01)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.74	(.56)	.18	(.40)	—	(.40)

See page 31 for footnotes.

28	International Growth and Income Fund

		Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]

Class A:	Six months ended 12/31/2012[4,5]	$31.70	15.20%	$3,486.94%[6]				.94%[6]		1.81%[6]
	Year ended 6/30/2012	27.81	(10.03)	3,136.93				.93		2.85
	Year ended 6/30/2011	32.48	30.64	3,611.89				.89		3.43
	Year ended 6/30/2010	25.86	8.44	2,515.94				.93		2.79
	Period from 10/1/2008[7] to 6/30/2009[4]	24.78	1.04	1,424		1.11	[6]	1.06	[6]	3.73	[6]

Class B:	Six months ended 12/31/2012[4,5]	31.67	14.77	19		1.70	[6]	1.70	[6]	1.07	[6]
	Year ended 6/30/2012	27.78	(10.75)	20		1.70		1.70		1.98
	Year ended 6/30/2011	32.44	29.62	31		1.68		1.68		2.56
	Year ended 6/30/2010	25.82	7.60	28		1.72		1.71		1.96
	Period from 10/1/2008[7] to 6/30/2009[4]	24.75	.49	18		1.81	[6]	1.77	[6]	3.16	[6]

Class C:	Six months ended 12/31/2012[4,5]	31.64	14.73	211		1.75	[6]	1.75	[6]	1.00	[6]
	Year ended 6/30/2012	27.76	(10.75)	195		1.73		1.73		2.05
	Year ended 6/30/2011	32.42	29.57	230		1.73		1.73		2.58
	Year ended 6/30/2010	25.81	7.55	167		1.75		1.74		2.00
	Period from 10/1/2008[7] to 6/30/2009[4]	24.75	.48	87		1.84	[6]	1.80	[6]	3.07	[6]

Class F-1:	Six months ended 12/31/2012[4,5]	31.70	15.18	506.97			[6]	.97	[6]	1.77	[6]
	Year ended 6/30/2012	27.81	(10.05)	437.94				.94		2.92
	Year ended 6/30/2011	32.49	30.58	420.94				.94		3.40
	Year ended 6/30/2010	25.86	8.41	274.97				.96		2.76
	Period from 10/1/2008[7] to 6/30/2009[4]	24.78	1.06	164		1.07	[6]	1.03	[6]	3.76	[6]

Class F-2:	Six months ended 12/31/2012[4,5]	31.71	15.31	607.74			[6]	.74	[6]	2.01	[6]
	Year ended 6/30/2012	27.81	(9.82)	512.70				.70		3.40
	Year ended 6/30/2011	32.50	30.87	311.71				.71		3.65
	Year ended 6/30/2010	25.87	8.69	199.71				.70		3.02
	Period from 10/1/2008[7] to 6/30/2009[4]	24.79	1.28	119.82			[6]	.76	[6]	3.57	[6]

Class 529-A:	Six months ended 12/31/2012[4,5]	31.67	15.18	84		1.01	[6]	1.01	[6]	1.73	[6]
	Year ended 6/30/2012	27.78	(10.13)	71		1.00		1.00		2.84
	Year ended 6/30/2011	32.46	30.62	67.94				.94		3.50
	Year ended 6/30/2010	25.85	8.33	35.99				.98		2.87
	Period from 10/1/2008[7] to 6/30/2009[4]	24.77	.96	9		1.20	[6]	1.16	[6]	4.16	[6]

Class 529-B:	Six months ended 12/31/2012[4,5]	31.64	14.70	1		1.84	[6]	1.84	[6]	.94	[6]
	Year ended 6/30/2012	27.75	(10.86)	1		1.83		1.83		1.81
	Year ended 6/30/2011	32.39	29.47	2		1.79		1.79		2.51
	Year ended 6/30/2010	25.80	7.49	1		1.82		1.81		1.94
	Period from 10/1/2008[7] to 6/30/2009[4]	24.74	.43	—	[8]	1.93	[6]	1.88	[6]	3.00	[6]

Class 529-C:	Six months ended 12/31/2012[4,5]	31.55	14.70	20		1.83	[6]	1.83	[6]	.91	[6]
	Year ended 6/30/2012	27.68	(10.85)	18		1.82		1.82		2.02
	Year ended 6/30/2011	32.35	29.45	16		1.78		1.78		2.68
	Year ended 6/30/2010	25.77	7.53	8		1.81		1.80		2.08
	Period from 10/1/2008[7] to 6/30/2009[4]	24.72	.41	2		1.91	[6]	1.88	[6]	3.81	[6]

Class 529-E:	Six months ended 12/31/2012[4,5]	31.67	14.99	3		1.28	[6]	1.28	[6]	1.46	[6]
	Year ended 6/30/2012	27.79	(10.34)	2		1.27		1.27		2.56
	Year ended 6/30/2011	32.46	30.18	2		1.27		1.27		3.12
	Year ended 6/30/2010	25.85	8.01	1		1.30		1.29		2.64
	Period from 10/1/2008[7] to 6/30/2009[4]	24.78	.82	—	[8]	1.39	[6]	1.35	[6]	4.36	[6]

International Growth and Income Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Class 529-F-1:	Six months ended 12/31/2012[4,5]	$27.81	$.29	$3.95	$4.24	$(.34)	$—	$(.34)
	Year ended 6/30/2012	32.50	.89	(4.17)	(3.28)	(.90)	(.51)	(1.41)
	Year ended 6/30/2011	25.87	1.25	6.66	7.91	(1.10)	(.18)	(1.28)
	Year ended 6/30/2010	24.79	.91	1.32	2.23	(.78)	(.37)	(1.15)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.76	(.49)	.27	(.48)	—	(.48)

Class R-1:	Six months ended 12/31/2012[4,5]	27.78	.24	3.95	4.19	(.31)	—	(.31)
	Year ended 6/30/2012	32.43	.69	(4.12)	(3.43)	(.71)	(.51)	(1.22)
	Year ended 6/30/2011	25.82	.87	6.78	7.65	(.86)	(.18)	(1.04)
	Year ended 6/30/2010	24.76	.59	1.37	1.96	(.53)	(.37)	(.90)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.45	(.34)	.11	(.35)	—	(.35)

Class R-2:	Six months ended 12/31/2012[4,5]	27.71	.15	3.93	4.08	(.21)	—	(.21)
	Year ended 6/30/2012	32.38	.60	(4.13)	(3.53)	(.63)	(.51)	(1.14)
	Year ended 6/30/2011	25.79	.85	6.74	7.59	(.82)	(.18)	(1.00)
	Year ended 6/30/2010	24.74	.61	1.34	1.95	(.53)	(.37)	(.90)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.54	(.44)	.10	(.36)	—	(.36)

Class R-3:	Six months ended 12/31/2012[4,5]	27.78	.22	3.95	4.17	(.28)	—	(.28)
	Year ended 6/30/2012	32.45	.72	(4.13)	(3.41)	(.75)	(.51)	(1.26)
	Year ended 6/30/2011	25.84	1.01	6.73	7.74	(.95)	(.18)	(1.13)
	Year ended 6/30/2010	24.78	.75	1.33	2.08	(.65)	(.37)	(1.02)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.61	(.42)	.19	(.41)	—	(.41)

Class R-4:	Six months ended 12/31/2012[4,5]	27.80	.27	3.95	4.22	(.33)	—	(.33)
	Year ended 6/30/2012	32.48	.85	(4.16)	(3.31)	(.86)	(.51)	(1.37)
	Year ended 6/30/2011	25.86	1.15	6.70	7.85	(1.05)	(.18)	(1.23)
	Year ended 6/30/2010	24.79	.84	1.33	2.17	(.73)	(.37)	(1.10)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.61	(.37)	.24	(.45)	—	(.45)

Class R-5:	Six months ended 12/31/2012[4,5]	27.91	.31	3.97	4.28	(.37)	—	(.37)
	Year ended 6/30/2012	32.60	.91	(4.15)	(3.24)	(.94)	(.51)	(1.45)
	Year ended 6/30/2011	25.95	1.15	6.81	7.96	(1.13)	(.18)	(1.31)
	Year ended 6/30/2010	24.86	.85	1.41	2.26	(.80)	(.37)	(1.17)
	Period from 10/1/2008[7] to 6/30/2009[4]	25.00	.76	(.47)	.29	(.43)	—	(.43)

Class R-6:	Six months ended 12/31/2012[4,5]	27.80	.32	3.95	4.27	(.37)	—	(.37)
	Year ended 6/30/2012	32.48	.93	(4.15)	(3.22)	(.95)	(.51)	(1.46)
	Year ended 6/30/2011	25.86	1.17	6.77	7.94	(1.14)	(.18)	(1.32)
	Year ended 6/30/2010	24.78	.90	1.37	2.27	(.82)	(.37)	(1.19)
	Period from 5/1/2009 to 6/30/2009[4]	22.97	.25	1.90	2.15	(.34)	—	(.34)

		Year ended June 30
	Six months ended December 31, 2012[4,5]				For the period 10/1/2008[7] to 6/30/2009[4]
		2012	2011	2010

Portfolio turnover rate for all share classes	17%	24%	31%	16%	33%

30	International Growth and Income Fund

		Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]

Class 529-F-1:	Six months ended 12/31/2012[4,5]	$31.71	15.31%	$5.82%[6]				.82%[6]		1.91%[6]
	Year ended 6/30/2012	27.81	(9.94)	4.81				.81		3.11
	Year ended 6/30/2011	32.50	30.80	3.77				.77		3.99
	Year ended 6/30/2010	25.87	8.60	1.79				.78		3.18
	Period from 10/1/2008[7] to 6/30/2009[4]	24.79	1.18	—	[8]	.90	[6]	.86	[6]	4.48	[6]

Class R-1:	Six months ended 12/31/2012[4,5]	31.66	15.12	4		1.16	[6]	1.16	[6]	1.60	[6]
	Year ended 6/30/2012	27.78	(10.47)	4		1.39		1.39		2.40
	Year ended 6/30/2011	32.43	29.81	5		1.54		1.54		2.80
	Year ended 6/30/2010	25.82	7.58	3		1.71		1.70		2.06
	Period from 10/1/2008[7] to 6/30/2009[4]	24.76	.52	2		1.82	[6]	1.77	[6]	2.68	[6]

Class R-2:	Six months ended 12/31/2012[4,5]	31.58	14.74	36		1.74	[6]	1.74	[6]	1.00	[6]
	Year ended 6/30/2012	27.71	(10.80)	29		1.78		1.76		2.12
	Year ended 6/30/2011	32.38	29.60	25		1.77		1.70		2.74
	Year ended 6/30/2010	25.79	7.57	13		1.81		1.73		2.15
	Period from 10/1/2008[7] to 6/30/2009[4]	24.74	.48	3		1.88	[6]	1.78	[6]	3.22	[6]

Class R-3:	Six months ended 12/31/2012[4,5]	31.67	15.04	27		1.27	[6]	1.27	[6]	1.46	[6]
	Year ended 6/30/2012	27.78	(10.37)	22		1.29		1.29		2.53
	Year ended 6/30/2011	32.45	30.16	24		1.27		1.27		3.24
	Year ended 6/30/2010	25.84	8.02	10		1.30		1.29		2.65
	Period from 10/1/2008[7] to 6/30/2009[4]	24.78	.85	3		1.38	[6]	1.33	[6]	3.64	[6]

Class R-4:	Six months ended 12/31/2012[4,5]	31.69	15.22	20.93			[6]	.93	[6]	1.79	[6]
	Year ended 6/30/2012	27.80	(10.06)	15.94				.94		2.98
	Year ended 6/30/2011	32.48	30.60	12.93				.93		3.69
	Year ended 6/30/2010	25.86	8.38	5.98				.96		2.93
	Period from 10/1/2008[7] to 6/30/2009[4]	24.79	1.09	2		1.07	[6]	1.02	[6]	3.63	[6]

Class R-5:	Six months ended 12/31/2012[4,5]	31.82	15.37	38.66			[6]	.66	[6]	2.10	[6]
	Year ended 6/30/2012	27.91	(9.81)	33.66				.66		3.19
	Year ended 6/30/2011	32.60	30.94	28.67				.67		3.71
	Year ended 6/30/2010	25.95	8.69	14.72				.70		2.96
	Period from 10/1/2008[7] to 6/30/2009[4]	24.86	1.28	6.81			[6]	.78	[6]	4.65	[6]

Class R-6:	Six months ended 12/31/2012[4,5]	31.70	15.43	475.62			[6]	.62	[6]	2.12	[6]
	Year ended 6/30/2012	27.80	(9.78)	392.61				.61		3.26
	Year ended 6/30/2011	32.48	30.99	341.62				.62		3.77
	Year ended 6/30/2010	25.86	8.74	206.66				.65		3.16
	Period from 5/1/2009 to 6/30/2009[4]	24.78	9.38	64.12				.12		1.01

[1] Based on average shares outstanding.
[2] Total returns exclude any applicable sales charges, including contingent deferred sales charges.

[3] This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.

[4] Based on operations for the period shown and, accordingly, is not representative of a full year.
[5] Unaudited.
[6] Annualized.
[7] Commencement of operations.
[8] Amount less than $1 million.

See Notes to Financial Statements

International Growth and Income Fund	31

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2012, through December 31, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

32	International Growth and Income Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/2012	Ending account value 12/31/2012	Expenses paid during period*	Annualized expense ratio

Class A — actual return	$1,000.00	$1,152.01	$5.10	.94%
Class A — assumed 5% return	1,000.00	1,020.47	4.79	.94

Class B — actual return	1,000.00	1,147.72	9.20	1.70
Class B — assumed 5% return	1,000.00	1,016.64	8.64	1.70

Class C — actual return	1,000.00	1,147.33	9.47	1.75
Class C — assumed 5% return	1,000.00	1,016.38	8.89	1.75

Class F-1 — actual return	1,000.00	1,151.82	5.26	.97
Class F-1 — assumed 5% return	1,000.00	1,020.32	4.94	.97

Class F-2 — actual return	1,000.00	1,153.07	4.02	.74
Class F-2 — assumed 5% return	1,000.00	1,021.48	3.77	.74

Class 529-A — actual return	1,000.00	1,151.81	5.48	1.01
Class 529-A — assumed 5% return	1,000.00	1,020.11	5.14	1.01

Class 529-B — actual return	1,000.00	1,146.95	9.96	1.84
Class 529-B — assumed 5% return	1,000.00	1,015.93	9.35	1.84

Class 529-C — actual return	1,000.00	1,147.03	9.90	1.83
Class 529-C — assumed 5% return	1,000.00	1,015.98	9.30	1.83

Class 529-E — actual return	1,000.00	1,149.87	6.94	1.28
Class 529-E — assumed 5% return	1,000.00	1,018.75	6.51	1.28

Class 529-F-1 — actual return	1,000.00	1,153.07	4.45	.82
Class 529-F-1 — assumed 5% return	1,000.00	1,021.07	4.18	.82

Class R-1 — actual return	1,000.00	1,151.16	6.29	1.16
Class R-1 — assumed 5% return	1,000.00	1,019.36	5.90	1.16

Class R-2 — actual return	1,000.00	1,147.40	9.42	1.74
Class R-2 — assumed 5% return	1,000.00	1,016.43	8.84	1.74

Class R-3 — actual return	1,000.00	1,150.38	6.88	1.27
Class R-3 — assumed 5% return	1,000.00	1,018.80	6.46	1.27

Class R-4 — actual return	1,000.00	1,152.19	5.04	.93
Class R-4 — assumed 5% return	1,000.00	1,020.52	4.74	.93

Class R-5 — actual return	1,000.00	1,153.73	3.58	.66
Class R-5 — assumed 5% return	1,000.00	1,021.88	3.36	.66

Class R-6 — actual return	1,000.00	1,154.26	3.37	.62
Class R-6 — assumed 5% return	1,000.00	1,022.08	3.16	.62

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

International Growth and Income Fund	33

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results
The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital with current income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

34	International Growth and Income Fund

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

International Growth and Income Fund	35

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2012, portfolio of International Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

■	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

■	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

■	Equity-income funds
Capital Income Builder®
The Income Fund of America®

■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

■	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

■	Money market fund
American Funds Money Market Fund®

■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

■	American Funds Target Date Retirement Series®

■	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

International Growth and Income Fund®
Investment portfolio

December 31, 2012 unaudited

Common stocks — 92.14%	Shares	Value (000)

FINANCIALS — 20.11%
AXA SA1	6,451,800	$ 116,700
Prudential PLC[1]	7,208,148	100,577
HSBC Holdings PLC (United Kingdom)[1]	3,608,896	38,171
HSBC Holdings PLC (Hong Kong)[1]	2,098,196	22,274
BNP Paribas SA1	1,037,530	58,483
Toronto-Dominion Bank	675,600	56,883
Agricultural Bank of China, Class H1	109,367,000	54,997
Grupo Financiero Santander México, SAB de CV, Class B (ADR)[2]	3,360,000	54,365
Link Real Estate Investment Trust[1]	8,740,000	43,712
Sumitomo Mitsui Financial Group, Inc.[1]	1,165,000	42,323
Sampo Oyj, Class A1	1,235,000	39,935
SEGRO PLC[1]	9,585,000	39,302
Mizuho Financial Group, Inc.[1]	21,220,000	38,825
Allianz SE1	257,150	35,625
Industrial and Commercial Bank of China Ltd., Class H1	46,744,500	33,711
ICICI Bank Ltd.[1]	1,385,000	29,173
Westfield Group[1]	2,565,000	28,303
Haitong Securities Co., Ltd., Class H1,2	15,000,000	26,067
Fairfax Financial Holdings Ltd.	70,000	25,270
Bank of Nova Scotia	429,000	24,782
Sun Hung Kai Properties Ltd.[1]	1,532,131	23,125
Suncorp Group Ltd.[1]	2,130,000	22,646
Sanlam Ltd.[1]	4,210,000	22,522
FirstRand Ltd.[1]	5,815,000	21,502
Bank of the Philippine Islands[1]	8,000,000	18,551
Itaú Unibanco Holding SA, preferred nominative	1,096,400	17,880
ING Groep NV, depository receipts[1,2]	1,730,000	16,543
United Overseas Bank Ltd.[1]	948,550	15,536
Credit Suisse Group AG1	580,000	14,553
China Life Insurance Co. Ltd., Class H1	3,800,000	12,533
AIA Group Ltd.[1]	2,837,600	11,309
Banco Bilbao Vizcaya Argentaria, SA1	883,076	8,107
		1,114,285

CONSUMER DISCRETIONARY — 11.32%
Virgin Media Inc.	1,815,000	66,701
Bayerische Motoren Werke AG1	583,000	56,226
Toyota Motor Corp.[1]	1,090,000	50,877
Wolters Kluwer NV1	2,455,135	50,767
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	1,675,000	47,133
SJM Holdings Ltd.[1]	19,700,000	46,359
Honda Motor Co., Ltd.[1]	885,000	32,620
SES SA, Class A (FDR)[1]	1,075,000	31,098
Naspers Ltd., Class N1	455,000	29,235
Intercontinental Hotels Group PLC[1]	1,025,733	28,845
H & M Hennes & Mauritz AB, Class B1	735,000	25,541
Wynn Macau, Ltd.[1,2]	8,558,000	23,585
OPAP SA1	3,024,200	21,663
Volkswagen AG, nonvoting preferred[1]	87,000	19,793
HUGO BOSS AG1	170,300	18,058
Industria de Diseño Textil, SA1	127,000	17,792
Daimler AG1	266,000	14,536
MGM China Holdings Ltd.[1]	7,723,200	14,194
Cie. Financière Richemont SA, Class A, non-registered shares[1]	147,000	11,755
Christian Dior SA1	61,000	10,546
Mediaset SpA[1]	4,580,000	9,535
Tata Motors Ltd., Class A (DVR)[1]	146,245	471
		627,330

INDUSTRIALS — 10.87%
Schneider Electric SA1	1,103,032	82,268
Siemens AG1	698,500	75,920
SGS SA1	23,000	51,093
Wolseley PLC[1]	1,073,409	51,020
Andritz AG1	726,000	46,644
Marubeni Corp.[1]	6,210,000	44,501
Qantas Airways Ltd.[1,2]	27,030,000	42,500
Vallourec SA1	700,000	36,530
Singapore Technologies Engineering Ltd[1]	11,350,000	35,827
Meggitt PLC[1]	4,956,000	30,895
Kubota Corp.[1]	2,680,000	30,781
ASSA ABLOY AB, Class B1	783,500	29,503
Geberit AG1	118,000	26,123
Ryanair Holdings PLC (ADR)	360,000	12,341
Mitsubishi Corp.[1]	333,100	6,403
		602,349

ENERGY — 8.63%
Royal Dutch Shell PLC, Class B1	4,378,000	154,948
TOTAL SA1	2,632,600	136,257
Enbridge Inc.	1,456,670	63,000
Crescent Point Energy Corp.	1,291,300	48,837
Coal India Ltd.[1]	4,700,000	30,426
Paramount Resources Ltd.[2]	700,000	22,519
Keyera Corp.	310,000	15,343
YPF Sociedad Anónima, Class D (ADR)	470,000	6,838
		478,168

CONSUMER STAPLES — 8.36%
British American Tobacco PLC[1]	1,727,000	87,507
Unilever NV, depository receipts[1]	2,048,500	77,298
Shoprite Holdings Ltd.[1]	2,614,000	63,532
Nestlé SA1	775,000	50,510
Casino, Guichard-Perrachon SA1	341,000	32,802
Anheuser-Busch InBev NV1	338,000	29,537
Coca-Cola Amatil Ltd.[1]	1,703,988	23,957
Coca-Cola Hellenic Bottling Co. SA1	934,000	22,096
Imperial Tobacco Group PLC[1]	537,000	20,736
Wesfarmers Ltd.[1]	500,000	19,294
Kimberly-Clark de México, SAB de CV, Class A	6,507,900	16,594
ITC Ltd.[1]	2,475,000	12,975
AMOREPACIFIC Corp.[1]	5,800	6,594
		463,432

UTILITIES — 7.70%
National Grid PLC[1]	10,988,270	125,865
Power Assets Holdings Ltd.[1]	12,028,000	103,081
GDF SUEZ[1]	4,559,249	93,938
Snam SpA[1]	13,375,000	62,195
Glow Energy PCL[1]	9,200,000	23,368
CLP Holdings Ltd.[1]	1,550,000	13,016
E.ON SE1	275,000	5,121
		426,584

HEALTH CARE — 6.92%
Novartis AG1	1,808,200	114,480
Sanofi[1]	650,683	61,708
AstraZeneca PLC (United Kingdom)[1]	810,000	38,293
CSL Ltd.[1]	610,000	34,460
Sonic Healthcare Ltd.[1]	2,303,603	32,167
GlaxoSmithKline PLC[1]	1,350,000	29,311
Roche Holding AG1	119,300	24,304
Novo Nordisk A/S, Class B1	130,000	21,232
Smith & Nephew PLC[1]	1,520,000	16,821
Bayer AG1	115,000	10,921
		383,697

MATERIALS — 6.40%
Fletcher Building Ltd.[1]	9,597,000	67,154
L’Air Liquide SA, bonus shares[1]	495,511	62,096
Amcor Ltd.[1]	5,125,000	43,336
Impala Platinum Holdings Ltd.[1]	1,846,352	37,281
Syngenta AG1	80,800	32,593
BASF SE1	340,000	31,957
Orica Ltd.[1]	880,000	23,141
PT Semen Gresik (Persero) Tbk[1]	12,680,000	20,888
Linde AG1	107,046	18,668
Givaudan SA1	16,300	17,281
		354,395

INFORMATION TECHNOLOGY — 5.99%
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	40,641,506	136,024
Quanta Computer Inc.[1]	24,263,835	57,361
Nintendo Co., Ltd.[1]	373,400	39,842
Samsung Electronics Co. Ltd.[1]	24,000	34,349
ASM Pacific Technology Ltd.[1]	2,386,000	29,288
Canon, Inc.[1]	569,000	22,317
ASML Holding NV1	200,000	12,948
		332,129

TELECOMMUNICATION SERVICES — 5.32%
MTN Group Ltd.[1]	2,533,000	53,240
Taiwan Mobile Co., Ltd.[1]	13,277,000	49,056
SOFTBANK CORP.[1]	656,400	24,019
Vodafone Group PLC[1]	8,762,052	22,035
Advanced Info Service PCL[1]	3,170,500	21,809
Hellenic Telecommunications Organization SA1,2	2,970,200	20,175
BT Group PLC[1]	4,594,000	17,317
France Télécom SA1	1,525,800	17,087
Swisscom AG1	37,000	15,958
Total Access Communication PCL[1]	5,233,800	15,163
HKT Trust, units[1]	11,845,000	11,623
Portugal Telecom, SGPS, SA1	2,304,700	11,529
Koninklijke KPN NV1	1,978,528	9,784
América Móvil, SAB de CV, Series L (ADR)	264,000	6,109
		294,904

MISCELLANEOUS — 0.52%
Other common stocks in initial period of acquisition		28,879

Total common stocks (cost: $4,195,178,000)		5,106,152

Preferred stocks — 0.24%

FINANCIALS — 0.24%
HSBC Holdings PLC, Series 2, 8.00%	472,795	13,074

Total preferred stocks (cost: $12,000,000)		13,074

	Principal amount
Convertible securities — 0.54%	(000)

CONSUMER STAPLES — 0.54%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR196,952	30,216

Total convertible securities (cost: $26,974,000)		30,216

Bonds & notes — 2.00%

TELECOMMUNICATION SERVICES — 1.02%
Hellenic Telecommunications Organization SA 4.625% 2016	€46,200	54,176
Digicel Group Ltd. 12.00% 2014[3]	$2,000	2,175
		56,351

FINANCIALS — 0.66%
Oversea-Chinese Banking Corp., junior subordinated 4.00% (undated)	S$19,000	15,705
Société Générale, junior subordinated 6.999% (undated)[4]	€6,200	8,183
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,4]	$ 5,410	6,911
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	430	461
Westfield Group 5.70% 2016[3]	4,540	5,188
		36,448

CONSUMER STAPLES — 0.28%
British American Tobacco International Finance PLC 8.125% 2013[3]	12,159	12,900
British American Tobacco International Finance PLC 9.50% 2018[3]	2,000	2,784
		15,684

CONSUMER DISCRETIONARY — 0.04%
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,089

Total bonds & notes (cost: $89,514,000)		110,572

	Principal amount	Value
Short-term securities — 4.89%	(000)	(000)

International Bank for Reconstruction and Development 0.08%–0.15% due 1/9–2/5/2013	$44,200	$ 44,196
Federal Home Loan Bank 0.125%–0.155% due 3/1–6/7/2013	42,600	42,589
National Australia Funding (Delaware) Inc. 0.185% due 2/8/2013[3]	30,000	29,994
Toronto-Dominion Holdings USA Inc. 0.20% due 2/19/2013[3]	30,000	29,991
Toyota Credit Canada Inc. 0.14% due 2/4–2/6/2013	27,900	27,896
Sumitomo Mitsui Banking Corp. 0.19% due 2/26/2013[3]	20,500	20,494
Freddie Mac 0.10%–0.14% due 1/29–4/9/2013	20,200	20,197
Gotham Funding Corp. 0.18% due 1/17/2013[3]	18,300	18,299
Fannie Mae 0.18% due 7/1/2013	16,400	16,390
Bank of Nova Scotia 0.02% due 1/2/2013	13,200	13,200
Federal Farm Credit Banks 0.17% due 6/25/2013	7,800	7,796

Total short-term securities (cost: $271,026,000)		271,042

Total investment securities (cost: $4,594,692,000)		5,531,056
Other assets less liabilities		10,736

Net assets		$5,541,792

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,668,690,000, which represented 84.25% of the net assets of the fund. This amount includes $4,606,594,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $129,197,000, which represented 2.33% of the net assets of the fund.
[4]	Coupon rate may change periodically.

Key to abbreviations and symbols

ADR = American Depositary Receipts

DVR = Differential Voting Rights

FDR = Fiduciary Depositary Receipts

€ = Euros

S$ = Singapore dollars

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-034-0213O-S32795

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 28, 2013